Other Financial Information - Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Properties, Plants And Equipment
Proved properties	$ 88,284,000,000	$ 100,657,000,000
Unproved properties	3,980,000,000	4,662,000,000
Other	5,482,000,000	5,278,000,000
Gross properties, plants and equipment	97,746,000,000	110,597,000,000
Accumulated depreciation	(55,477,000,000)	(64,899,000,000)
Properties, plants and equipment, net	$ 42,269,000,000	$ 45,698,000,000